      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 3, 1999

                                           REGISTRATION NO. 333-76863; 811-09253
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-14


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / /


                 PRE-EFFECTIVE AMENDMENT NO.                / /


                 POST-EFFECTIVE AMENDMENT NO. 1             /X/


                                      AND


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / /



                        AMENDMENT NO. 3              /X/

                            ------------------------

                            WELLS FARGO FUNDS TRUST

               (Exact Name of Registrant as specified in Charter)

                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201
          (Address of Principal Executive Offices, including Zip Code)
                            ------------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 643-9691
                             RICHARD H. BLANK, JR.
                               C/O STEPHENS INC.
                               111 CENTER STREET
                          LITTLE ROCK, ARKANSAS 72201
                    (Name and Address of Agent for Service)
                            ------------------------

                                WITH A COPY TO:

                            ROBERT M. KURUCZA, ESQ.
                             MARCO E. ADELFIO, ESQ.
                            MORRISON & FOERSTER LLP
                          2000 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20006

                                      AND

                            KATHLEEN K. CLARKE, ESQ.
                              SEWARD & KISSEL LLP
                               1200 G STREET, NW
                              WASHINGTON, DC 20005


    It is proposed that this filing will become effective (check appropriate box):



           /X/  Immediately upon filing pursuant to Rule 485(b), or



           / / on           pursuant to Rule 485(b)



           / / 60 days after filing pursuant to Rule 485(a)(1), or



           / / on           pursuant to Rule 485(a)(1)



           / / 75 days after filing pursuant to Rule 485(a)(2), or



           / / on           pursuant to Rule 485(a)(2)



    If appropriate, check the following box:



           / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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

                               Explanatory Note

     This Post-effective Amendment No. 1 to the Registration Statement of Wells Fargo Funds Trust incorporates Parts A and B of the Registration Statement in their entirety by reference to the Trust's filing pursuant to Rule 497(c) on June 1, 1999. This Amendment is being filed to add certain exhibits to Part C of the Registration Statement, and to make certain other non-material changes.

                                     PART C

ITEM 15. INDEMNIFICATION.

    Incorporated by reference to Item 25 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253, filed May 28, 1999 (accession number 898430-99-002291)).

ITEM 16. EXHIBITS.

(1) Incorporated by reference to Item 23, Exhibit 1 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).

(2) Incorporated by reference to Item 23, Exhibit 2 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).

(3) Not applicable.

(4) Agreements and Plans of Reorganization as Filed as Exhibit B to Part A to Registrant's Registration Statement on Form N-14 File Nos. 333-74295; 811-09253, filed April 22, 1999.

(5) Not Applicable.

(6) Incorporated by reference to Item 23, Exhibits 4(a), (b)(i), and (b)(ii) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).

(7) Incorporated by reference to Item 23, Exhibit 5(a) and (b) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).

(8) Not applicable.

(9) Incorporated by reference to Item 23, Exhibit 7 of Post-ffective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).

(10) Incorporated by reference to Item 23, Exhibit 13 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).

(11) Incorporated by reference to Item 23, Exhibit 9 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number
    898430-99-002291)).

(12) Opinion of KPMG LLP as to the tax consequences of the reorganization, to be Filed by Post-Effective Amendment within a reasonably prompt amount of time after the closing date of the reorganization.

(13) Incorporated by reference to Item 23, Exhibit 8(a), (b), (c) and (d) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09333, filed May 28, 1999 (accession number 898430-99-002291)).


(14) Consent of Independent Auditors, filed herewith.


(15) Not applicable.

(16) Powers of Attorney. Filed herewith.

(17) Not applicable.

ITEM 17. UNDERTAKINGS.

(1) Not applicable.

(2) Not applicable.

                                   SIGNATURES


    Pursuant to the requriements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requriements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas, on the 3rd day of June, 1999.


                                WELLS FARGO FUNDS TRUST

                                By:  /s/
                                     -----------------------------------------
                                     Richard H. Blank, Jr.
                                     Secretary and Treasurer
                                     (Principal Financial Officer)


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons on the 3rd day of June, 1999.



                                            SIGNATURES               TITLE
                                -----------------------------------  --------------------------

1)                              Principal
                                Executive Officer

                                /s/                                  Chairman and President
                                ---------------------------------
                                R. Greg Feltus

                                By:  /s/ RICHARD H. BLANK, JR.
                                ------------------------------
                                Richard H. Blank, Jr.
                                (Attorney-in-fact)

2)                              Principal Financial
                                and Accounting Officer

                                /s/ RICHARD H. BLANK, JR.            Secretary and Treasurer
                                ---------------------------------
                                Richard H. Blank, Jr.

3)                              A Majority of the Trustees

                                Robert C. Brown                      Trustee
                                Donald H. Burkhardt                  Trustee
                                Jack S. Euphrat                      Trustee
                                Thomas S. Goho                       Trustee
                                Peter G. Gordon                      Trustee
                                W. Rodney Hughes                     Trustee
                                Richard M. Leach                     Trustee
                                J. Tucker Morse                      Trustee
                                Timothy J. Penny                     Trustee
                                Donald C. Willeke                    Trustee

By:  /s/ RICHARD H. BLANK, JR.
     ------------------------------
     Richard H. Blank, Jr.
     (Attorney-in-fact)

                                   SIGNATURES


    As required by the Investment Company Act of 1940, this Registration Statement of Wells Fargo Core Trust has been signed on behalf of Wells Fargo Core Trust (Delaware) in the City of Little Rock, State of Arkansas on the 3rd day of June, 1999.


                                WELLS FARGO CORE TRUST

                                By:  /s/ RICHARD H. BLANK, JR.
                                     -----------------------------------------
                                     Richard H. Blank, Jr.
                                     Secretary and Treasurer
                                     (Principal Financial Officer)


    This Registration Statement has been signed by the following persons on the 3rd day of June, 1999.



                                            SIGNATURES               TITLE
                                -----------------------------------  --------------------------

1)                              Principal
                                Executive Officer

                                /s/                                  Chairman and President
                                ---------------------------------
                                R. Greg Feltus

                                By:  /s/ RICHARD H. BLANK, JR.
                                ------------------------------
                                Richard H. Blank, Jr.
                                (Attorney-in-fact)

2)                              Principal Financial
                                and Accounting Officer

                                /s/ RICHARD H. BLANK, JR.            Secretary and Treasurer
                                ---------------------------------
                                Richard H. Blank, Jr.

3)                              A Majority of the Trustees

                                Robert C. Brown                      Trustee
                                Donald H. Burkhardt                  Trustee
                                Jack S. Euphrat                      Trustee
                                Thomas S. Goho                       Trustee
                                Peter G. Gordon                      Trustee
                                W. Rodney Hughes                     Trustee
                                Richard M. Leach                     Trustee
                                J. Tucker Morse                      Trustee
                                Timothy J. Penny                     Trustee
                                Donald C. Willeke                    Trustee

By:  /s/ RICHARD H. BLANK, JR.
     ------------------------------
     Richard H. Blank, Jr.
     (Attorney-in-fact)

                               INDEX TO EXHIBITS

  EXHIBIT NUMBER    DESCRIPTION OF EXHIBIT

(14)                Independent Auditors' Consent
(16)                Powers of Attorney.

                                      C-3